UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485 John Hancock Current Interest (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
 (Address of principal executive offices) (Zip code)
Alfred E. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31
Date of reporting period:	December 31, 2005
ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

U.S. Government Cash Reserve

12.31.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock U.S. Government Cash Reserve Securities owned by the Fund on December 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer	rate (%)	date	rating (A)	($000)	Value
U.S. government obligations 88.22%					$36,441,792
(Cost $36,441,792)

Government - U.S. Agencies 88.22%					36,441,792

Federal Home Loan Bank (P)	4.404	03-28-06	AAA	5,650	5,648,948
Federal Home Loan Bank (P)	4.360	06-12-06	AAA	2,700	2,699,216
Federal Home Loan Bank (P)	4.184	06-02-06	AAA	600	599,990
Federal Home Loan Bank (P)	4.150	08-02-06	AAA	2,500	2,499,623
Federal Home Loan Bank	2.500	02-24-06	AAA	1,630	1,625,334
Federal Home Loan Bank	2.500	03-30-06	AAA	1,000	995,347
Federal Home Loan Mortgage Corp.	4.233	01-30-06	AAA	2,000	1,993,217
Federal Home Loan Mortgage Corp.	1.875	02-15-06	AAA	3,500	3,489,353
Federal National Mortgage Assn.	5.500	02-15-06	AAA	1,500	1,502,136
Federal National Mortgage Assn. (P)	4.376	09-22-06	AAA	1,000	999,802
Federal National Mortgage Assn. (P)	4.325	09-07-06	AAA	2,500	2,498,645
Federal National Mortgage Assn. (P)	4.268	05-22-06	AAA	3,250	3,249,731
Federal National Mortgage Assn. (P)	4.240	02-17-06	AAA	2,000	1,999,965
Federal National Mortgage Assn. (P)	4.218	01-09-06	AAA	3,150	3,149,971
Federal National Mortgage Assn.	4.216	01-23-06	AAA	2,000	1,994,879
Federal National Mortgage Assn.	4.209	01-26-06	AAA	1,500	1,495,635

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value
Short-term investments 11.78%					$4,867,000
(Cost $4,867,000)

Joint Repurchase Agreement 11.78%					4,867,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated
12-30-05 due 01-03-06 (secured by U.S.
Treasury Inflation Indexed Note 3.375% due 01-15-12)			3.500	4,867	4,867,000

Total investments 100.00%					$41,308,792

John Hancock

U.S. Government Cash Reserve

Footnotes to Schedule of Investments December 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(P) Represents rate in effect on December 31, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on December 31, 2005, including short-term investments, was $41,308,792.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Government Cash Reserve.

430Q3 12/05
2/06

JOHN HANCOCK

Money Market Fund

12.31.2005 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2005 (unaudited)

		Interest	Maturity	Quality		Par value
Issuer		rate (%)	date	rating (A)		($000)	Value
Commercial paper	22.98%						$52,969,721
(Cost $52,969,721)

Asset Backed - Auto Loan	2.27%						5,245,007

Galleon Capital Corp. (K)		4.280	01-09-06	Tier	1	5,250	5,245,007
Asset Backed - Credit Card Receivables 1.99%							4,583,338

Old Line Funding, LLC (K)		4.350	01-04-06	Tier	1	4,585	4,583,338
Asset Backed - Receivables 4.34%							9,995,222

Thunder Bay Funding, Inc. (K)		4.300	01-05-06	Tier	1	10,000	9,995,222
Automobiles & Trucks 2.03%							4,690,250

DaimlerChrysler North America Holding Corp.		4.480	01-30-06	Tier	2	2,300	2,291,700
Volkswagen AG		4.350	01-06-06	Tier	2	2,400	2,398,550
Banks - Foreign 5.02%							11,572,184

Societe Generale N.A., Inc.		4.230	01-04-06	Tier	1	1,575	1,574,445
Societe Generale N.A., Inc.		4.070	01-03-06	Tier	1	10,000	9,997,739
Diversified Financial Services 1.00%							2,295,319

Textron Financial Corp.		4.310	01-18-06	Tier	2	2,300	2,295,319
Electric Utilities 1.00%							2,297,766

Dominion Resources, Inc.		4.370	01-09-06	Tier	2	2,300	2,297,766
Medical - Health Maintenance Organization 0.99%							2,293,052

Wellpoint, Inc.		4.350	01-26-06	Tier	2	2,300	2,293,052
Telecommunication Services 4.34%							9,997,583

Verizon Network Funding Corp.		4.350	01-03-06	Tier	1	10,000	9,997,583

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2005 (unaudited)
	Interest	Maturity	Quality		Par value
Issuer	rate (%)	date	rating (A)		($000)	Value
Corporate interest-bearing obligations 76.67%						$176,701,316
(Cost $176,701,316)

Banks - Foreign 5.77%						13,300,453

Abbey National Treasury Services Plc (United
Kingdom) (P)(S)	4.190	01-13-06	Tier	1	3,300	3,300,079
HBOS Treasury Services Plc (P)(S)	4.236	01-26-06	Tier	1	10,000	10,000,374
Banks - U.S. 9.34%						21,529,815

Bank One Corp. (P)	4.590	02-27-06	Tier	1	9,515	9,518,440
Keycorp (P)	4.600	05-23-06	Tier	1	12,000	12,011,375
Diversified Financial Services 7.53%						17,352,288

Citigroup Global Markets Holdings, Inc. (P)	4.501	03-16-06	Tier	1	7,100	7,099,901
Citigroup, Inc. (P)	4.625	03-20-06	Tier	1	5,000	5,001,397
General Electric Capital Corp. (P)	4.461	02-03-06	Tier	1	5,250	5,250,990
Finance - Auto Loans 5.21%						12,002,959

American Honda Finance Corp. (P)(S)	4.520	05-15-06	Tier	1	5,000	5,003,814
American Honda Finance Corp. (P)(S)	4.410	03-07-06	Tier	1	7,000	6,999,145
Finance - Consumer Loans 7.93%						18,277,418

AIG SunAmerica Global Financing IV (S)	5.850	02-01-06	Tier	1	6,500	6,509,674
Household Finance Corp.	6.500	01-24-06	Tier	1	11,750	11,767,744
Finance - Credit Card 4.84%						11,156,495

American Express Credit Corp. (P)	4.410	01-23-06	Tier	1	4,000	4,000,208
American Express Credit Corp. (P)	4.510	09-19-06	Tier	1	4,500	4,505,899
American Express Credit Corp. (P)	4.419	03-30-06	Tier	1	2,650	2,650,388
Finance - SBIC & Commercial 5.49%						12,657,247

CIT Group, Inc. (P)	4.717	06-19-06	Tier	1	5,000	5,004,832
CIT Group, Inc. (P)	4.268	04-19-06	Tier	1	7,650	7,652,415
Financial - Life Health Insurance	4.96%					11,434,818

Principal Life Global Funding I (S)	6.125	03-01-06	Tier	1	11,400	11,434,818
Investment Banking & Brokerage	15.07%					34,726,491

Bear Stearns Cos., Inc.	6.500	05-01-06	Tier	1	4,000	4,025,437
Bear Stearns Cos., Inc.	3.000	03-30-06	Tier	1	6,000	5,977,877
Credit Suisse First Boston (USA), Inc. (P)	4.271	02-03-06	Tier	1	8,500	8,500,098
Goldman Sachs Group, Inc. (The) (P)	4.700	03-21-06	Tier	1	5,250	5,251,903

John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2005 (unaudited)

Merrill Lynch & Co., Inc.	7.000	03-15-06	Tier 1	1,660	1,669,802
Merrill Lynch & Co., Inc. (P)	4.580	01-13-06	Tier 1	9,300	9,301,374
Mortgages 5.32%					12,250,512

Countrywide Financial Corp. (P)	4.570	03-21-06	Tier 1	5,000	4,999,781
Countrywide Home Loans, Inc. (P)	4.641	03-29-06	Tier 1	2,500	2,500,195
Countrywide Home Loans, Inc. (P)	4.500	02-17-06	Tier 1	4,750	4,750,536
Telephone - Integrated 5.21%					12,012,820

SBC Communications, Inc.	5.750	05-02-06	Tier 1	11,964	12,012,820
			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value
Short-term investments 0.35%					$815,000
(Cost $815,000)

Joint Repurchase Agreement 0.35%					815,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated
12-30-05 due 01-03-06 (Secured by U.S.
Treasury Inflation Indexed Note 3.375% due
01-15-12)			3.500	815	815,000

Total investments 100.00%					$230,486,037

John Hancock Money Market Fund Footnotes to Schedule of Investments December 31, 2005 (unaudited)

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(P) Represents rate in effect on December 31, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $43,247,904 or 18.76% of the Fund's total investments as of December 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, the security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on December 31, 2005, including short-term investments, was $230,486,037.

Footnotes to Schedule of Investments - Page 1

John Hancock Money Market Fund Direct Placement Securities December 31, 2005 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	12/31/05

Galleon Capital Corp.
- Commercial paper	12-06-05	$5,228,778	2.27%	$5,245,007
Old Line Funding, LLC
- Commercial paper	12-29-05	$4,581,676	1.99%	$4,583,338
Thunder Bay Funding, Inc.
- Commercial paper	12-15-05	$9,974,917	4.34%	$9,995,222

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q3 12/05
2/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2006

By: /s/John G. Vrysen
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: February 27, 2006